Voyage and Vessel and Drilling Rig/Drillship Operating Expenses - Vessel Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Voyage Vessel Drilling Rig Operating Expenses [Abstract]
Port Charges	$ 985	$ 857	$ 1,078
Bunkers	1,834	1,305	4,601
Gain On Sale of Bunkers	(4,636)	(17)	(2,146)
Commissions Charged By Third Parties	17,576	19,674	19,809
Voyage Expenses Excluding Related Party	15,759	21,819	23,342
Commissions Charged By Related Party	4,814	5,614	5,437
Voyage expenses	$ 20,573	$ 27,433	$ 28,779